As filed with the Securities and Exchange Commission on September 2, 2004




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08273
                                                     ---------



                        BUILDERS FIXED INCOME FUND, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)



                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011
                     (Name and address of agent for service)



                                 (636) 207-0160
                         Registrant's telephone number,
                               including area code



Date of fiscal year end: DECEMBER 31, 2004
                         -----------------



Date of reporting period: JUNE 30, 2004
                          ----------------

ITEM 1. REPORT TO STOCKHOLDERS.













                        BUILDERS FIXED INCOME FUND, INC.


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS


                                  JUNE 30, 2004



















THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

July 28, 2004

Dear Shareholder,


As the Chairman of the Builders Fixed Income Fund, Inc. (the "Fund"), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund's ProLoan program provides home mortgages to the buyers of newly constructed homes while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. ("CMM"), the Fund's manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe our hands-on approach leads to a substantial impact in our targeted mortgage markets.

We are pleased to present the Fund's financial statements for the six months ended June 30, 2004. The Fund seeks to deliver quality core fixed income management to its investors. Principal Global Investors, LLC, the Fund's subadvisor, manages the Fund's investments and its ProLoan mortgage pipeline to achieve the best returns possible. Principal has a large staff of portfolio managers, analysts, and others knowledgeable in all aspects of the fixed income market. Principal's skill in mortgage-backed securities and fixed income investment management in general provides the resources needed to effectively manage the Fund's portfolio. Principal's continued goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund's net asset value per share was $14.49 on June 30, 2004, compared to $14.80 on December 31, 2003. The Fund's total net assets were $233,564,801 on June 30, 2004.

At CMM, we are focusing our efforts on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the ProLoan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 154 ProLoan applications in the principal amount of $32,896,432 in the first six months of 2004.

The ProLoan program will continue its substantial progress in St. Louis, Missouri, Chicago, and Southern Illinois, Milwaukee, Wisconsin, and Louisville, Kentucky.

We will strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the ProLoan program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.


                                              Sincerely,



                                              John W. Stewart
                                              Chairman and President
                                              Builders Fixed Income Fund, Inc.

Dear Shareholder:

U.S. interest rates dropped to surprisingly low levels during the first six months of 2004, as weak economic data, slow employment growth and lower inflation expectations combined to push down the rate on the 10-year Treasury bond to 3.68% on March 17. At the time, there was less anticipation for any tightening moves by the Federal Reserve (Fed). Interest rates made an upward surge in the second quarter, based on long awaited growth in non-farm payrolls and an increase in inflation. Additionally, the Fed made its first tightening move since May 2000, when it raised the fed funds rate by 0.25% at its June 30th meeting.

The next question concerns how much and how fast the Fed will increase rates going forward. This will depend on the economy. Given strong growth in the U.S. economy during the second quarter, we believe by year-end 2004 rates on the 10-year Treasury bond will likely be 5% based on higher growth, increased inflation and further Fed tightening. This movement should produce a somewhat flatter yield curve with a 2-10 year spread of 1.50%-1.75%. It is likely that markets will face a two-year monetary tightening cycle and that interest rates will move up during that time.

The Lehman Aggregate Bond Index (the "Index") continued its lead over the Lehman U.S. Credit Index, returning -2.44% vs. -3.43% for the Lehman U.S. Credit for the period April 1, 2004 to June 30, 2004. Corporate credit fundamentals remained very favorable but outside factors unrelated to credit adversely impacted investor attitudes. These concerns include geopolitical risk, a stagnant equity market, and uncertainty about the magnitude and timing of Fed rate increases. Due in part to these uncertainties, investor appetite for risk partially diminished.

The Builders Fixed Income Fund, Inc. (the "Fund") underperformed the Index for the semi-annual period ended June 30, 2004, returning -0.02% (after deducting fees and expenses) vs. 0.15 for the Index (which reflects no deduction for fees and expenses). The Fund's underperformance was hindered by commitments to purchase $32.9 million of new construction loans. The head wind from the rapid increase in new construction loans should unwind during the second half of the year, as these loans close and are securitized into mortgage-backed securities
(MBS).

Our current portfolio strategy is driven by diversification and sector allocation. We take slightly underweighted or overweighted positions in securities based on the recommendations of our experienced staff. We expect to adjust the duration of the Fund's portfolio as the economy improves.

The Fund's performance benefited during the period from its position in MBS, which provided positive returns relative to comparable-maturity Treasuries.

We continue to maintain an increasingly diversified portfolio of agencies, MBS, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and corporate bonds. The Fund's objectives are to add value through disciplined security selection and sector rotation.

Our fixed income teams' portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing exclusively in investment grade securities offering what we feel are superior risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund's exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower-rated credits.

We appreciate the opportunity to serve as subadvisor to the Fund and we look forward to a long association with the Fund and its investors.

Sincerely,


Martin J. Schafer
Portfolio Manager



The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

The Lehman U.S. Credit Index covers publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specific maturity, liquidity and quality requirements.

                             BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 18.1%

FEDERAL HOME LOAN BANK: 1.1%
  $ 2,420,000    4.875%, 11/15/06 *                                $ 2,509,240
                                                                 --------------

FEDERAL HOME LOAN MORTGAGE CORP.: 0.9%
    1,600,000    4.500%, 07/15/13                                    1,533,387
      650,000    5.125%, 11/07/13                                      637,499
                                                                 --------------
                                                                     2,170,886
                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.3%
    2,000,000    3.875%, 11/17/08 *                                  1,973,462
      550,000    7.125%, 06/15/10                                      625,158
      575,000    6.125%, 03/15/12                                      620,991
    1,900,000    7.250%, 05/15/30 *                                  2,253,653
                                                                 --------------
                                                                     5,473,264
                                                                 --------------

U.S. TREASURY INFLATION INDEXED BONDS: 6.7%
    4,360,314    3.375%, 01/15/07                                    4,671,841
    3,083,460    3.625%, 01/15/08                                    3,370,731
    3,008,828    3.875%, 01/15/09                                    3,355,315
    2,681,520    4.250%, 01/15/10                                    3,069,922
    1,220,820    2.000%, 01/15/14                                    1,213,954
                                                                 --------------
                                                                   15,681,763
                                                                 --------------

U.S. TREASURY NOTES/BONDS: 3.6%
    1,100,000    6.500%, 02/15/10                                    1,239,821
    3,225,000    5.000%, 02/15/11                                    3,376,678
    1,300,000    3.875%, 02/15/13                                    1,243,177
    1,300,000    4.000%, 02/15/14                                    1,239,368
    1,200,000    4.750%, 05/15/14                                    1,212,892
                                                                 --------------
                                                                     8,311,936
                                                                 --------------

U.S. TREASURY STRIPS: 3.4%
    5,000,000    9.875%, 11/15/15 *                                  2,816,845
    4,600,000    9.000%, 11/15/18 *                                  2,123,898
    2,000,000    8.750%, 05/15/20 *                                    837,524
    7,500,000    6.875%, 08/15/25 *                                  2,288,220
                                                                 --------------
                                                                     8,066,487
                                                                 --------------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
      165,000    Housing Urban Development
                  2.990%, 08/01/05                                     166,219
                                                                 -------------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $43,002,739)                                                  42,379,795
                                                                 --------------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 33.2%

FEDERAL HOME LOAN MORTGAGE CORP.: 20.2%
   12,817,137     Pool B11269
                  5.000%, 12/01/18 *                                12,862,548
      174,532     Pool C01220
                  6.500%, 09/01/31                                     182,245
      121,507     Pool C01244
                  6.500%, 10/01/31                                     126,876

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

Federal Home Loan Mortgage Corp. (continued)
     $ 34,378     Pool C01246
                  7.000%, 10/01/31                                    $ 36,364
      147,721     Pool C01252
                  6.500%, 11/01/31                                     154,249
      209,919     Pool C01287
                  6.500%, 01/01/32                                     219,195
      901,664     Pool C01435
                  6.000%, 12/01/32                                     922,861
      705,102     Pool C01753
                  5.000%, 01/01/34                                     683,042
    1,276,051     Pool C01785
                  5.000%, 02/01/34                                   1,236,128
    1,416,348     Pool C01796
                  5.000%, 03/01/34                                   1,369,145
    1,964,538     Pool C01811
                  5.000%, 04/01/34                                   1,899,065
      608,558     Pool C01839
                  5.000%, 05/01/34                                     588,276
    2,140,127     Pool C01846
                  5.000%, 06/01/34                                   2,068,803
      213,599     Pool C70921
                  6.000%, 09/01/32                                     218,621
      604,607     Pool C90513
                  6.000%, 01/01/22                                     625,357
      217,645     Pool E01049
                  6.000%, 09/01/16                                     227,254
      334,906     Pool E01142
                  6.500%, 04/01/17                                     353,902
      219,801     Pool E85540
                  6.500%, 09/01/16                                     232,337
    1,571,090     Pool E88188
                  6.000%, 02/01/17                                   1,640,452
      448,230     Pool E89844
                  6.000%, 05/01/17                                     467,858
    1,009,332     Pool E90878
                  5.500%, 08/01/17                                   1,034,174
    1,146,742     Pool E90928
                  6.000%, 07/01/17                                   1,196,958
       95,133     Pool G01198
                  7.000%, 11/01/30                                     100,740
      409,387     Pool M80733
                  5.500%, 03/01/09                                     419,009
    2,750,000    FHLMC Gold TBA
                  5.000%, 07/01/19                                   2,751,719
    8,000,000    FH Gold TBA
                  5.500%, 07/01/34                                   7,965,000
    7,500,000    FHLMC Gold TBA
                  6.000%, 07/01/34                                   7,659,375
                                                                 --------------
                                                                    47,241,553
                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 10.0%
       75,274     Pool 253398
                  8.000%, 08/01/30                                      81,869
       40,786     Pool 253436
                  7.500%, 09/01/30                                      43,736
      134,363     Pool 253437
                  8.000%, 09/01/30                                     146,136
      151,724     Pool 253481
                  8.000%, 10/01/30                                     165,017

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
    $ 262,959     Pool 253516
                  8.000%, 11/01/30                                   $ 285,998
      114,719     Pool 253546
                  7.500%, 12/01/30                                     123,017
      267,583     Pool 253547
                  8.000%, 12/01/30                                     291,027
       87,138     Pool 253643
                  7.500%, 02/01/31                                      93,441
      150,636     Pool 253672
                  7.000%, 03/01/31                                     159,471
      122,960     Pool 253673
                  7.500%, 03/01/31                                     131,854
      252,193     Pool 253711
                  7.000%, 04/01/31                                     266,771
       86,574     Pool 253712
                  7.500%, 04/01/31                                      92,813
      294,463     Pool 253795
                  7.000%, 05/01/31                                     311,485
       15,714     Pool 253796
                  7.500%, 05/01/31                                      16,846
      285,946     Pool 253842
                  7.000%, 06/01/31                                     302,475
      102,463     Pool 253889
                  6.500%, 07/01/31                                     106,886
      153,709     Pool 253895
                  7.000%, 08/01/31                                     162,595
      406,585     Pool 253907
                  7.000%, 07/01/31                                     430,088
       81,452     Pool 253949
                  6.500%, 09/01/31                                      84,532
      500,660     Pool 253950
                  7.000%, 09/01/31                                     529,602
       64,080     Pool 254007
                 6.500.%, 10/01/31                                      66,847
      413,210     Pool 254008
                  7.000%, 10/01/31                                     437,096
       55,684     Pool 254050
                  6.500%, 11/01/31                                      58,087
      166,875     Pool 254051
                  7.000%, 11/01/31                                     176,521
      194,389     Pool 254092
                  6.500%, 12/01/31                                     202,781
       41,684     Pool 254093
                  7.000%, 12/01/31                                      44,094
      274,318     Pool 254147
                  6.500%, 01/01/32                                     286,161
      221,507     Pool 254198
                  6.000%, 02/01/32                                     226,908
       31,291     Pool 254199
                  6.500%, 02/01/32                                      32,642
      441,646     Pool 254238
                  6.000%, 03/01/32                                     452,414
      389,382     Pool 254263
                  6.500%, 04/01/32                                     405,853
      501,690     Pool 254311
                  6.500%, 05/01/32                                     522,911
      152,626     Pool 254346
                  6.500%, 06/01/32                                     159,082

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
    $ 764,969     Pool 254366
                  5.500%, 06/01/09                                   $ 781,777
      239,695     Pool 254378
                  6.500%, 07/01/32                                     249,834
      698,068     Pool 254406
                  6.500%, 08/01/32                                     727,596
      337,609     Pool 254448
                  6.500%, 09/01/32                                     351,890
      448,321     Pool 254549
                  6.000%, 12/01/32                                     458,636
      465,484     Pool 254637
                  5.500%, 02/01/33                                     465,011
      125,386     Pool 254638
                  6.000%, 02/01/33                                     128,271
      844,020     Pool 254720
                  4.500%, 05/01/18                                     827,284
    1,210,457     Pool 254949
                  5.000%, 11/01/33                                   1,173,499
      216,473     Pool 504974
                  6.500%, 07/01/29                                     225,957
      277,084     Pool 506345
                  6.500%, 07/01/29                                     289,222
       61,181     Pool 512309
                  6.500%, 09/01/29                                      63,861
    3,903,620     Pool 699840
                  5.000%, 04/01/08                                   3,918,735
    6,900,000    FNMA TBA
                  5.500%, 07/01/34                                   6,867,653
                                                                 --------------
                                                                    23,426,282
                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.0%
    1,120,974     Pool 003150
                  6.500%, 10/20/31                                   1,170,455
    1,646,205     Pool 003187
                  6.000%, 01/20/32                                   1,688,811
      627,561     Pool 448335
                  6.500%, 04/15/31                                     656,832
      103,220     Pool 581950
                  7.500%, 03/15/32                                     111,286
    3,319,816     Pool 615260
                  5.500%, 06/15/33                                   3,324,055
                                                                 --------------
                                                                     6,951,439
                                                                 --------------


TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
(cost $77,543,517)                                                  77,619,274
                                                                 --------------


ASSET BACKED SECURITIES: 15.8%
      500,000    American Express Master Trust
                 Series 1994-3  Class A
                 7.850%, 08/15/05 *                                    506,912
      750,000    American Express Master Trust**
                 Series 2001-4  Class A
                 1.369%, 11/17/08 *(b)                                 751,796
      560,000    Ameriquest Mortgage Securities, Inc.
                 Series 2004-R2  Class A3
                 1.360%, 04/25/34 *(b)                                 560,325

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

ASSET BACKED SECURITIES (CONTINUED)
    $ 255,000    Asset Backed Funding Certificates
                 Series 2004-OPT3  Class A3
                 1.530%, 02/25/30 *(b)                               $ 255,148
    1,000,000    Banc of America Commercial Mortgage, Inc.
                 Series 2003-1  Class A2
                 4.648%, 09/11/36 *                                    965,080
    3,128,093    Banc of America Commercial Mortgage, Inc.
                 Series 2004-2  Class XC
                 0.045%, 11/10/38 (a)                                   55,636
    2,493,159    Banc of America Commercial Mortgage, Inc.
                 Series 2004-2  Class XP
                 1.315%, 11/10/38                                      128,024
      270,000    Bear Stearns Adjustable Rate Mortgage Trust
                 Series 2004-4  Class A6
                 3.517%, 06/25/34                                      257,344
      376,128    Bear Stearns Commercial Mortgage Securities, Inc.
                 Series 1999-WF2  Class A1
                 6.800%, 09/15/08 *                                    393,994
    3,250,000    Bear Stearns Commercial Mortgage Securities, Inc.
                 Series 2003-PWR2  Class X2
                 0.720%, 05/11/39 (a)                                   94,516
      575,000    Bear Stearns Commercial Mortgage Securities, Inc.
                 Series 2003-PWR4  Class A3
                 5.468%, 06/11/41                                      580,559
      670,000    Capital One Multi-Asset Execution Trust
                 Series 2004-B2  Class B2
                 1.410%, 12/15/09 (b)                                  670,756
    4,030,612    Chase Commercial Mortgage Securities Corp.
                 Series 2000-2  Class A1
                 7.543%, 07/15/32                                    4,366,628
      325,000    Chase Credit Card Master Trust
                 Series 2004-1  Class B
                 1.439%, 05/15/09 *(b)                                 325,112
      750,000    Chase Credit Card Master Trust
                 Series 2003-6  Class B
                 1.589%, 02/15/11 *(b)                                 755,301
       51,274    Chase Funding Mortgage Loan Asset-Backed
                 Certificates Series 2002-1  Class 1A3
                 5.039%, 12/25/23 *                                     51,382
      750,000    Chase Funding Mortgage Loan Asset-Backed
                 Certificates Series 2003-6  Class 2A2
                 1.610%, 09/25/33 (b)                                  750,436
    1,500,000    Comm Commercial Mortgage Securities
                 Series 2000-C1  Class A2
                 7.416%, 08/15/33 *                                  1,687,345
      350,000    Countrywide Asset-Backed Certificates
                 Series 2000-1  Class MV1
                 1.770%, 03/25/31 *(b)                                 350,768
      500,000    Countrywide Asset-Backed Certificates
                 Series 2003-BC5  Class M4
                 3.000%, 04/25/33 *(b)                                 511,729
      750,000    Countrywide Asset-Backed Certificates
                 Series 2003-BC3  Class M1
                 2.070%, 06/25/33 *(b)                                 757,975
      335,000    CS First Boston Mortgage Securities Corp.
                 Series 2004-AR4  Class 5M1
                 1.760%, 05/25/34 *(b)                                 333,288

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


ASSET BACKED SECURITIES (CONTINUED)
    $ 220,000    CS First Boston Mortgage Securities Corp.
                           Series 2004-AR5 Class 11M1
                 1.700%, 06/25/34 *(b)                               $ 219,483
    4,550,303    CS First Boston Mortgage Securities Corp.
                 Series 2004-C2  Class ASP
                 0.572%, 05/15/36 (a)                                  108,447
      343,103    Daimler Chrysler Auto Trust
                 Series 2000-C  Class A4
                  6.850%, 11/06/05 *                                   343,630
      205,414    Daimler Chrysler Auto Trust
                 Series 2001-B  Class A4
                 5.320%, 09/06/06 *                                    208,672
      545,000    DLJ Mortgage Acceptance Corp.
                 Series 1997-CF2  Class A3
                 6.990%, 10/15/30 (a)                                  579,332
      250,000    First Union National Bank Commercial Mortgage
                 Series 2000-C1  Class C
                 8.087%, 05/15/32                                      288,287
      750,000    First USA Credit Card Master Trust
                 Series 2001-3  Class A
                 1.420%, 11/19/08 *(b)                                 752,003
      750,000    First USA Credit Card Master Trust
                 Series 2001-4  Class B
                 1.653%, 01/12/09 *(b)                                 753,785
    6,289,023    GE Capital Commercial Mortgage Corp.
                 Series 2004-C2  Class X2
                 0.703%, 03/10/40 (a)                                  207,915
    4,607,134    GMAC Commercial Mortgage Securities, Inc.
                 Series 2004-C2  Class X2
                 0.971%, 03/10/38 (a)                                  206,911
   10,579,000    Greenwich Capital Commercial Funding Corp.
                 Series 2004-GG1  Class XP
                 0.390%, 06/10/36 (a)                                  213,897
      667,874    Impac CMB Trust
                 Series 2003-11  Class 1A2
                 1.800%, 10/25/33 *(b)                                 684,291
    4,500,000    JP Morgan Chase Commercial Mortgage
                 Securities Corp. Series 2004-CB8
                 Class X2 1.217%, 01/12/39 (a)                         250,915
      606,917    Keycorp
                 Series 2000-C1  Class A1
                 7.617%, 05/17/32 *                                    654,275
      861,471    LB-UBS Commercial Mortgage Trust
                 Series 2000-C3  Class A1
                 7.950%, 07/15/09 *                                    931,679
      500,000    LB-UBS Commercial Mortgage Trust
                 Series 2002-C2  Class A2
                 4.904%, 06/15/26 *                                    512,918
    2,868,638    LB-UBS Commercial Mortgage Trust
                 Series 2004-C2  Class XCL
                 0.140%, 03/01/36 (a)                                   78,770
    2,706,589    LB-UBS Commercial Mortgage Trust
                 Series 2004-C2  Class XCP
                 1.234%, 03/01/36 (a)                                  150,424
      170,000    Long Beach Mortgage Loan Trust
                 Series 2004-2  Class M1
                 1.160%, 06/25/34 *(b)                                 170,117

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


ASSET BACKED SECURITIES (CONTINUED)
    $ 200,000    Long Beach Mortgage Loan Trust
                 Series 2004-2  Class M2
                 1.690%, 06/25/34 *(b)                               $ 200,123
      750,000    MBNA Credit Card Master Note Trust
                  Series 2002-B2  Class B2
                 1.619%, 10/15/09 *(b)                                 754,086
    4,000,000    MBNA Master Credit Card Trust
                  Series 1999-B  Class B
                 6.200%, 08/15/11 *                                  4,312,448
      130,003    Merrill Lynch Mortgage Investors, Inc.
                 Series 1997-C1  Class A3
                 7.120%, 06/18/29                                      139,087
      670,000    Merrill Lynch Mortgage Investors, Inc.
                 Series 2004-WMC3  Class M1
                 1.799%, 01/25/35 *(b)                                 670,389
    2,600,000    Morgan Stanley Capital I
                 Series 2004-HQ3  Class X2
                 1.119%, 01/13/41 (a)                                  143,957
      750,000    New Century Home Equity Loan Trust
                 Series 2003-6  Class M1
                 2.000%, 01/25/34 (b)                                  754,410
      475,000    Option One Mortgage Loan Trust
                 Series 2004-2  Class M1
                 1.769%, 05/25/34 (b)                                  475,703
      475,000    Option One Mortgage Loan Trust
                 Series 2004-2  Class M2
                 2.289%, 05/25/34 (b)                                  475,275
       20,902    Residential Asset Securities Corp.
                 Series 2002-KS1  Class AI3
                 4.988%, 02/25/27                                       20,925
      750,000    Residential Asset Securities Corp.
                           Series 2003-KS10 Class MII1
                 1.890%, 12/25/33 *(b)                                 753,737
      375,000    Residential Asset Securities Corp.
                           Series 2003-KS10 Class MII2
                 2.650%, 12/25/33 *(b)                                 378,809
       15,625    Sears Credit Account Master Trust
                 Series 1996-3  Class A
                 7.000%, 07/15/08                                       15,670
      325,000    Specialty Underwriting & Residential Finance
                 Series 2004-BC1  Class M1
                 1.840%, 02/25/35 *(b)                                 325,189
      450,000    Washington Mutual
                 Series 2004-AR4  Class A6
                 3.813%, 06/25/34                                      433,053
      350,000    Wells Fargo Home Equity Trust
                 Series 2004-1  Class M1
                 1.800%, 04/25/34 (b)                                  350,209
    4,307,227    Wells Fargo Mortgage Backed Securities Trust
                 Series 2003-N  Class 2A1
                 4.755%, 12/25/33 (b)                                4,164,555

TOTAL ASSET BACKED SECURITIES
                                                                 --------------
(cost $35,824,881)                                                  36,793,430
                                                                 --------------

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

CORPORATE BONDS: 41.3%

BANK: 3.8%
    $ 550,000    Bank of America Corp.
                  4.750%, 10/15/06                                   $ 568,018
      500,000    Bank of America Corp.
                  4.375%, 12/01/10                                     488,001
      175,000    Bank of America Corp.
                  7.400%, 01/15/11                                     198,591
      525,000    Capital One Bank
                  6.875%, 02/01/06                                     553,947
      240,000    Capital One Bank
                  5.000%, 06/15/09                                     240,948
      250,000    Corp. Andina de Fomento
                  6.875%, 03/15/12                                     269,235
      250,000    Corp. Andina de Fomento
                  5.200%, 05/21/13                                     240,915
      250,000    FleetBoston Financial Corp.
                  8.125%, 07/01/04                                     250,000
      250,000    HF Ahmanson & Co.
                  7.875%, 09/01/04                                     252,128
      750,000    Huntington Bancshares, Inc.
                  1.545%, 12/01/05 (b)                                 750,570
      250,000    Keycorp
                  8.000%, 07/01/04                                     250,000
      100,000    Marshall & Ilsey Bank
                  4.125%, 09/04/07                                     101,988
      535,000    PNC Funding Corp.
                  5.750%, 08/01/06                                     562,497
      250,000    Royal Bank of Scotland Group Plc
                  5.000%, 10/01/14                                     241,142
      210,000    SunTrust Banks, Inc.
                  5.050%, 07/01/07                                     217,973
      550,000    U.S. Bank N.A.
                  6.375%, 08/01/11                                     594,991
      600,000    Wachovia Bank NA
                  7.800%, 08/18/10                                     694,201
      161,000    Wachovia Corp.
                  6.950%, 11/01/04                                     163,778
      220,000    Washington Mutual Bank FA
                  6.875%, 06/15/11                                     241,166
      750,000    Washington Mutual, Inc.
                  1.450%, 11/03/05 *(b)                                751,310
      900,000    Wells Fargo & Co.
                  5.900%, 05/21/06                                     945,661
      225,000    Wells Fargo & Co.
                  3.120%, 08/15/08                                     216,414
                                                                 --------------
                                                                     8,793,474
                                                                 --------------

ENERGY: 3.0%
      545,000    Anadarko Petroleum Corp.
                  5.375%, 03/01/07                                     569,591
      200,000    BP Canada Finance Co.
                  6.750%, 02/15/05                                     206,001
       50,000    Canadian Natural Resources Ltd.
                  6.450%, 06/30/33                                      50,731
       50,000    ConocoPhillips
                  8.500%, 05/25/05                                      52,579
      200,000    Devon Financing Corp. ULC
                  7.875%, 09/30/31                                     230,188

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


ENERGY (CONTINUED)
    $ 175,000    Husky Energy, Inc.
                  6.250%, 06/15/12                                   $ 184,012
      230,000    Husky Energy, Inc.
                  6.150%, 06/15/19                                     231,510
      500,000    Kerr-McGee Corp.
                  5.375%, 04/15/05                                     510,442
      100,000    Nabors Holdings 1, ULC
                  4.875%, 08/15/09                                     101,490
      120,000    Nexen, Inc.
                  5.050%, 11/20/13                                     115,297
      125,000    Nexen, Inc.
                  7.875%, 03/15/32                                     145,683
      285,000    Noble Energy, Inc.
                  5.250%, 04/15/14 (a)                                 278,908
      100,000    Noble Energy, Inc.
                  8.000%, 04/01/27                                     116,023
      100,000    Occidental Petroleum Corp.
                  6.500%, 04/01/05                                     103,046
      250,000    Occidental Petroleum Corp.
                  4.000%, 11/30/07                                     250,636
      800,000    Pemex Project Funding Master Trust
                  6.125%, 08/15/08                                     822,000
      300,000    Pemex Project Funding Master Trust
                  8.000%, 11/15/11                                     324,750
    1,000,000    Petrobras International Finance Co.
                  9.750%, 07/06/11                                   1,090,000
      300,000    Petroleos Mexicanos
                  6.500%, 02/01/05                                     307,050
      275,000    Precision Drilling Corp.
                  5.625%, 06/01/14                                     277,122
      160,000    Union Oil Co. of California
                  5.050%, 10/01/12                                     157,348
      350,000    Union Pacific Resources Group
                  6.500%, 05/15/05                                     360,851
      250,000    Valero Energy Corp.
                  7.375%, 03/15/06                                     267,347
      250,000    Valero Energy Corp.
                  6.125%, 04/15/07                                     265,076
                                                                 --------------
                                                                     7,017,681
                                                                 --------------

FINANCE: 11.6%
      500,000    Ace INA Holdings, Inc.
                  8.200%, 08/15/04 *                                   503,548
      100,000    Ace INA Holdings, Inc.
                  5.875%, 06/15/14                                     101,358
      430,000    ACE Ltd.
                  6.000%, 04/01/07                                     454,502
      300,000    Allstate Corp. (The)
                  7.875%, 05/01/05                                     313,165
      750,000    American General Finance Corp.
                  1.420%, 11/15/06 *(b)                                750,587
      650,000    American Honda Finance Corp.
                  1.598%, 09/11/06 (a)(b)                              651,708
      250,000    Amvescap Plc
                  5.900%, 01/15/07                                     264,176
      455,000    Arch Capital Group Ltd.
                  7.350%, 05/01/34                                     459,398
      750,000    ASIF Global Financing
                  1.465%, 05/30/06 *(a)(b)                             751,835

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

FINANCE (CONTINUED)
    $ 750,000    Bear Stearns Cos., Inc. (The)
                  2.180%, 09/27/07 *(b)                              $ 760,126
      650,000    Bear Stearns Cos., Inc. (The)
                  1.470%, 01/30/09 *(b)                                651,986
      400,000    Berkshire Hathaway, Inc.
                  4.625%, 10/15/13                                     383,025
      250,000    Boeing Capital Corp.
                  7.100%, 09/27/05                                     264,076
      300,000    Caterpillar Financial Services Corp.
                  6.875%, 08/01/04                                     301,131
      105,000    Citigroup, Inc.
                  6.625%, 06/15/32                                     109,100
    2,000,000    Citigroup Global Markets Holdings, Inc.
                  5.875%, 03/15/06                                   2,098,270
    1,500,000    Countrywide Home Loans, Inc.
                  5.500%, 08/01/06 *                                 1,563,980
      375,000    Credit Suisse First Boston USA, Inc.
                  5.750%, 04/15/07                                     395,384
      150,000    Credit Suisse First Boston USA, Inc.
                  3.875%, 01/15/09                                     146,432
      200,000    Farmers Exchange Capital
                  7.050%, 07/15/28 (a)                                 192,492
      310,000    Fondo LatinoAmericano De Reservas
                  3.000%, 08/01/06 (a)                                 308,659
      150,000    Ford Motor Credit Co.
                  6.125%, 01/09/06                                     155,230
      825,000    Ford Motor Credit Co.
                  6.500%, 01/25/07                                     867,359
      200,000    Ford Motor Credit Co.
                  7.875%, 06/15/10                                     217,872
      115,000    General Electric Capital Corp.
                  6.750%, 03/15/32                                     124,029
      815,000    General Motors Acceptance Corp.
                  6.750%, 01/15/06                                     854,308
      525,000    General Motors Acceptance Corp.
                  5.625%, 05/15/09                                     524,498
       70,000    General Motors Acceptance Corp.
                  6.875%, 09/15/11                                      71,872
       55,000    General Motors Acceptance Corp.
                  8.000%, 11/01/31                                      56,511
      750,000    Goldman Sachs Group LP
                  7.625%, 08/17/05                                     788,450
      500,000    Goldman Sachs Group, Inc.
                  1.340%, 10/27/06 *(b)                                501,082
      525,000    Goldman Sachs Group, Inc.
                  5.250%, 10/15/13                                     510,688
      175,000    Goldman Sachs Group, Inc.
                  5.150%, 01/15/14                                     168,366
      250,000    Household Finance Corp.
                  5.875%, 09/25/04                                     252,382
      410,000    Household Finance Corp.
                  6.500%, 01/24/06                                     432,322
      250,000    Household Finance Corp.
                  4.625%, 01/15/08                                     254,696
      200,000    Household Finance Corp.
                  4.125%, 12/15/08                                     197,342
      275,000    Household Finance Corp.
                  4.750%, 07/15/13                                     259,792
      400,000    Infinity Property & Casualty Corp.
                  5.500%, 02/18/14 (a)                                 385,522

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


FINANCE (CONTINUED)
    $ 200,000    John Deere Capital Corp.
                  3.125%, 12/15/05                                   $ 200,815
      400,000    JP Morgan Chase & Co.
                  5.350%, 03/01/07                                     419,487
      120,000    JP Morgan Chase & Co.
                  4.500%, 11/15/10                                     116,959
      500,000    Lehman Brothers Holdings, Inc.
                  6.250%, 05/15/06                                     527,798
      750,000    Lehman Brothers Holdings, Inc.
                  1.270%, 04/20/07 (b)                                 750,180
      375,000    Lehman Brothers Holdings, Inc.
                  4.800%, 03/13/14                                     351,273
      235,000    Liberty Mutual Group
                  5.750%, 03/15/14 (a)                                 227,200
      155,000    Liberty Mutual Group
                  7.000%, 03/15/34 (a)                                 151,088
      375,000    Markel Corp.
                  6.800%, 02/15/13                                     390,005
      250,000    Merrill Lynch & Co., Inc.
                  6.000%, 11/15/04                                     253,721
      750,000    Merrill Lynch & Co., Inc.
                  1.340%, 10/27/06 *(b)                                751,114
      250,000    Merrill Lynch & Co., Inc.
                  6.000%, 02/17/09                                     266,015
      750,000    Metropolitan Life Global Funding I
                  1.700%, 03/17/09 (a)(b)                              750,770
      500,000    Morgan Stanley
                  1.580%, 01/31/06 *(b)                                502,845
      600,000    Morgan Stanley
                  7.750%, 06/15/05                                     629,383
      250,000    Morgan Stanley
                  3.625%, 04/01/08                                     245,901
      315,000    Morgan Stanley
                  4.750%, 04/01/14                                     291,178
      200,000    Newcourt Credit Group, Inc.
                  6.875%, 02/16/05                                     205,633
      135,000    Safeco Corp.
                  4.875%, 02/01/10                                     136,118
      240,000    SLM Corp.
                  3.625%, 03/17/08                                     236,888
      560,000    St. Paul Cos., Inc.
                  5.750%, 03/15/07                                     586,821
      100,000    Toyota Motor Credit Corp.
                  2.800%, 01/18/06                                     100,374
      120,000    Travelers Property Casualty Corp.
                  3.750%, 03/15/08                                     118,589
       25,000    Travelers Property Casualty Corp.
                  6.375%, 03/15/33                                      24,705
      400,000    WR Berkley Corp.
                  5.125%, 09/30/10                                     399,806
      500,000    XL Capital (Europe) Plc
                  6.500%, 01/15/12                                     535,599
                                                                 --------------
                                                                    27,217,524
                                                                 ---------------

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

FOODS & BEVERAGE: 1.4%
    $ 300,000    Cadbury Schweppes US Finance LLC
                  3.875%, 10/01/08 (a)                               $ 294,582
      150,000    Cia Brasileira de Bebidas
                 10.500%, 12/15/11                                     172,500
      155,000    Cia Brasileira de Bebidas
                  8.750%, 09/15/13 (a)                                 164,300
      261,000    ConAgra Foods, Inc.
                  7.400%, 09/15/04                                     263,561
      250,000    Coors Brewing Co.
                  6.375%, 05/15/12                                     268,218
      750,000    Diageo Capital Plc
                  1.240%, 04/20/07 (b)                                 750,260
      245,000    Diageo Capital Plc
                  3.500%, 11/19/07                                     242,358
      500,000    Kraft Foods, Inc.
                  4.625%, 11/01/06                                     512,249
      100,000    Kraft Foods, Inc.
                  5.625%, 11/01/11                                     101,881
      100,000    Kraft Foods, Inc.
                  6.500%, 11/01/31                                     101,336
      250,000    Ralcorp Holdings, Inc.
                  8.750%, 09/15/04                                     253,162
      100,000    SABMiller Plc
                  6.625%, 08/15/33 (a)                                 104,784
                                                                 --------------
                                                                     3,229,191
                                                                 --------------

HEALTH CARE: 0.2%
      200,000    Anthem, Inc.
                  4.875%, 08/01/05                                     204,066
      250,000    Merck & Co., Inc.
                  4.375%, 02/15/13                                     239,902
      165,000    Schering-Plough Corp.
                  5.300%, 12/01/13                                     162,332
                                                                 --------------
                                                                       606,300
                                                                 --------------

INDUSTRIAL: 6.2%
      370,000    Alcoa, Inc.
                  7.375%, 08/01/10                                     420,575
      200,000    Alcan, Inc.
                  6.450%, 03/15/11                                     216,573
      725,000    Bunge Ltd. Finance Corp.
                  4.375%, 12/15/08 (a)                                 715,172
      325,000    Bunge Ltd. Finance Corp.
                  5.350%, 04/15/14                                     310,980
      100,000    Celulosa Arauco y Consitucion SA
                  5.125%, 07/09/13                                      94,064
      250,000    Chevron Phillips Chemical Co. LLC
                  5.375%, 06/15/07                                     260,505
      165,000    Chevron Phillips Chemical Co. LLC
                  7.000%, 03/15/11                                     181,127
      100,000    Cintas Corp.
                  5.125%, 06/01/07                                     104,823
      130,000    Corp. Nacional del Cobre de Chile - CODELCO
                  5.500%, 10/15/13 (a)                                 129,363
      350,000    Cooper Cameron Corp.
                  2.650%, 04/15/07                                     339,751
      250,000    CRH America, Inc.
                  6.950%, 03/15/12                                     275,108
      175,000    CRH America, Inc.
                  6.400%, 10/15/33                                     175,324

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


INDUSTRIAL (CONTINUED)
    $ 500,000    DaimlerChrysler NA Holding Corp.
                  7.750%, 06/15/05                                   $ 523,310
      100,000    DaimlerChrysler NA Holding Corp.
                  7.250%, 01/18/06                                     106,043
      460,000    DaimlerChrysler NA Holding Corp.
                  4.050%, 06/04/08                                     451,444
      355,000    Domtar, Inc.
                  5.375%, 12/01/13                                     338,180
      750,000    Eaton Corp.
                  6.950%, 11/15/04                                     763,118
      250,000    Falconbridge Ltd.
                  5.375%, 06/01/15                                     218,630
      225,000    FedEx Corp.
                  1.850%, 04/01/05 (a)(b)                              225,312
      140,000    FedEx Corp.
                  3.500%, 04/01/09 (a)                                 134,514
      300,000    Ford Motor Holdings Co.
                  9.300%, 03/01/30                                     331,424
      250,000    Fortune Brands, Inc.
                  7.125%, 11/01/04 (a)                                 254,044
       50,000    General Dynamics Corp.
                  3.000%, 05/15/08                                      48,316
      605,000    General Electric Co.
                  5.000%, 02/01/13                                     596,450
      315,000    General Motors Corp.
                  8.250%, 07/15/23                                     330,689
      250,000    Hanson Overseas BV
                  6.750%, 09/15/05                                     261,435
      335,000    Harrah's Operting Co., Inc.
                  5.500%, 07/01/10 (a)                                 337,103
      200,000    Hutchison Whampoa International 03/33 Ltd.
                  5.450%, 11/24/10 (a)                                 196,619
      180,000    ICI Wilmington, Inc.
                  5.625%, 12/01/13                                     176,265
      475,000    International Paper Co.
                  3.800%, 04/01/08                                     468,492
      240,000    International Paper Co.
                  6.750%, 09/01/11                                     260,498
      785,000    Masco Corp.
                  1.650%, 03/09/07 (a)(b)                              785,499
      190,000    Masco Corp.
                  5.875%, 07/15/12                                     197,650
      230,000    Mohawk Industries, Inc.
                  6.500%, 04/15/07                                     245,571
      140,000    Newell Rubbemaid, Inc.
                  4.000%, 05/01/10                                     133,065
      185,000    Nexfor, Inc.
                  7.250%, 07/01/12                                     198,387
      325,000    Noranda, Inc.
                  7.250%, 07/15/12                                     327,106
      165,000    Parker Hannifin Corp.
                  4.875%, 02/15/13                                     160,777
      280,000    Praxair, Inc.
                  6.375%, 04/01/12                                     304,954
      325,000    Raytheon Co.
                  4.850%, 01/15/11                                     323,010
      500,000    Rio Tinto Finance USA Ltd.
                  5.750%, 07/03/06                                     524,520
      500,000    Sonoco Products Co.
                  7.000%, 11/15/04                                     509,237

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------


INDUSTRIAL (CONTINUED)
    $ 450,000    Tyco International Group SA
                  6.375%, 10/15/11                                   $ 479,399
      250,000    United Technologies Corp.
                  6.625%, 11/15/04                                     254,199
      200,000    Valspar Corp.
                  6.000%, 05/01/07                                     211,399
      150,000    Waste Management, Inc.
                  5.000%, 03/15/14                                     142,839
      200,000    Weyerhaeuser Co.
                  6.750%, 03/15/12                                     216,918
      125,000    Weyerhaeuser Co.
                  7.375%, 03/15/32                                     136,348
                                                                 -------------
                                                                    14,396,129
                                                                 --------------

MEDIA: 2.1%
      100,000    Clear Channel Communications, Inc.
                  4.625%, 01/15/08                                     101,136
      535,000    Clear Channel Communications, Inc.
                  5.750%, 01/15/13                                     538,858
       35,000    Comcast Corp.
                  5.850%, 01/15/10                                      36,564
      550,000    Comcast Corp.
                  7.050%, 03/15/33                                     571,516
      250,000    COX Communications, Inc.
                  7.500%, 08/15/04                                     251,488
      250,000    COX Communications, Inc.
                  4.625%, 06/01/13                                     231,178
      210,000    COX Communications, Inc.
                  5.500%, 10/01/15                                     202,398
       50,000    Grupo Televisa S.A.
                  8.500%, 03/11/32                                      50,625
      425,000    Liberty Media Corp.
                  3.500%, 09/25/06                                     424,453
      265,000    Liberty Media Corp.
                  5.700%, 05/15/13                                     261,505
      375,000    News America, Inc.
                  6.625%, 01/09/08                                     405,858
      150,000    News America, Inc.
                  4.750%, 03/15/10                                     149,245
      250,000    Time Warner, Inc.
                  5.625%, 05/01/05                                     256,175
      250,000    Time Warner, Inc.
                  6.125%, 04/15/06                                     262,007
      440,000    Time Warner, Inc.
                  7.625%, 04/15/31                                     477,561
       50,000    Viacom, Inc.
                  7.875%, 07/30/30                                      59,386
      197,000    Walt Disney Co.
                  4.875%, 07/02/04                                     197,000
      250,000    Walt Disney Co.
                  7.300%, 02/08/05                                     257,456
      150,000    Walt Disney Co.
                  6.375%, 03/01/12                                     161,201
                                                                 --------------
                                                                     4,895,610
                                                                 --------------

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

REAL ESTATE INVESTMENT TRUST: 0.3%
    $ 250,000    CarrAmerica Realty Corp.
                  7.200%, 07/01/04                                   $ 250,000
       60,000    New Plan Excel Realty Trust
                  5.875%, 06/15/07                                      63,449
       90,000    Simon Property Group, Inc.
                  5.375%, 08/28/08                                      93,290
      250,000    United Dominion Realty Trust
                  6.500%, 06/15/09                                     269,621
                                                                 --------------
                                                                       676,360
                                                                 --------------

RETAIL: 1.1%
      255,000    CVS Corp.
                  3.875%, 11/01/07                                     255,397
      550,000    Fred Meyer Inc. Holding Co.
                  7.375%, 03/01/05                                     567,459
      225,000    Kroger Co.
                  6.200%, 06/15/12                                     235,939
      375,000    Safeway, Inc.
                  1.650%, 11/01/05 *(b)                                375,402
      300,000    Safeway, Inc.
                  2.500%, 11/01/05                                     298,253
      175,000    Safeway, Inc.
                  6.500%, 03/01/11                                     185,674
      500,000    Yum! Brands, Inc.
                  7.700%, 07/01/12                                     573,277
                                                                 --------------
                                                                     2,491,401
                                                                 --------------

TECHNOLOGY: 0.2%
      150,000    Certegy, Inc.
                  4.750%, 09/15/08                                     151,681
      250,000    Pitney Bowes, Inc.
                  5.950%, 02/01/05                                     254,608
                                                                 --------------
                                                                       406,289
                                                                 --------------
TRANSPORTATION: 0.4%
      500,000    Southwest Airlines Co.
                  5.496%, 11/01/06                                     518,514
      500,000    Union Pacific Corp.
                  7.600%, 05/01/05                                     520,334
                                                                 --------------
                                                                     1,038,848
                                                                 --------------

UTILITIES: 11.0%
      225,000    Alabama Power Co.
                  4.875%, 09/01/04 *                                   226,060
      750,000    Alabama Power Co.
                  1.369%, 04/23/06 *(b)                                750,641
       45,000    AmerenEnergy Generating Co.
                  7.950%, 06/01/32                                      52,768
      520,000    America Movil SA de CV
                  5.500%, 03/01/14 (a)                                 480,318
      250,000    Appalachian Power Co.
                  3.600%, 05/15/08                                     243,968
      500,000    Arizona Public Service Co.
                  6.500%, 03/01/12                                     534,966
      450,000    AT&T Wireless Services, Inc.
                  7.350%, 03/01/06                                     480,383
      500,000    AT&T Wireless Services, Inc.
                  7.875%, 03/01/11                                     569,480

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

UTILITIES (CONTINUED)
    $ 300,000    AT&T Wireless Services, Inc.
                  8.125%, 05/01/12                                   $ 347,359
      950,000    British Telecom PLC
                  7.875%, 12/15/05                                   1,016,053
      300,000    Buckeye Partners LP
                  4.625%, 07/15/13                                     276,987
      250,000    CenterPoint Energy Houston Electric LLC
                  5.700%, 03/15/13                                     255,265
      250,000    Cinergy Corp.
                  6.250%, 09/01/04                                     251,694
      175,000    Citizens Communications Co.
                  7.600%, 06/01/06                                     183,638
      250,000    Columbus Southern Power Co.
                  6.850%, 10/03/05                                     262,199
      550,000    Commonwealth Edison Co.
                  6.400%, 10/15/05                                     574,565
       65,000    Conectiv, Inc.
                  5.300%, 06/01/05                                      66,288
      125,000    Consolidated Edison Co. of New York
                  4.875%, 02/01/13                                     122,706
      200,000    Consolidated Edison, Inc.
                  3.625%, 08/01/08                                     196,145
      125,000    Consolidated Natual Gas Co.
                  5.000%, 03/01/14                                     119,978
      250,000    Dayton Power & Light Co. (The)
                  5.125%, 10/01/13 (a)                                 239,039
      600,000    Detroit Edison Co.
                  5.050%, 10/01/05                                     615,120
      200,000    Deutsche Telekom International Finance BV
                  8.500%, 06/15/10                                     233,990
      470,000    Deutsche Telekom International Finance BV
                  5.250%, 07/22/13                                     458,371
      170,000    Duke Capital LLC
                  4.370%, 03/01/09                                     165,351
      925,000    Duke Energy Corp.
                  1.490%, 01/15/05 *(b)                                925,720
      600,000    Duke Energy Field Services LLC
                  7.500%, 08/16/05                                     630,106
       85,000    Enbridge Energy Partners LP
                  4.000%, 01/15/09                                      82,822
       50,000    Energy East Corp.
                  6.750%, 06/15/12                                      53,836
      235,000    Equitable Resources, Inc.
                  5.150%, 11/15/12                                     234,795
      190,000    FPL Group Capital, Inc.
                  3.250%, 04/11/06                                     190,665
      135,000    France Telecom
                  7.200%, 03/01/06                                     144,795
      460,000    France Telecom
                  8.750%, 03/01/11                                     533,750
      250,000    GTE North, Inc.
                  6.400%, 02/15/05                                     256,203
      155,000    Jersey Central Power & Light
                  5.625%, 05/01/16 (a)                                 152,923
      250,000    Kinder Morgan, Inc.
                  6.650%, 03/01/05                                     256,988
      105,000    Korea East-West Power Co. Ltd.
                  4.875%, 04/21/11 (a)                                 101,579
      250,000    National Fuel Gas Co.
                  5.250%, 03/01/13                                     247,189

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

UTILITIES (CONTINUED)
    $ 390,000    Niagara Mohawk Power Corp.
                  7.750%, 05/15/06                                   $ 421,704
      750,000    Nisource Finance Corp.
                  1.930%, 05/04/05 *(b)                                750,207
      130,000    Nisource Finance Corp.
                  3.200%, 11/01/06                                     128,594
      300,000    Ohio Power Co.
                  6.730%, 11/01/04                                     304,795
      250,000    Ohio Power Co.
                  4.850%, 01/15/14                                     238,750
      135,000    Oncor Electric Delivery Co.
                  7.000%, 05/01/32                                     145,649
      165,000    Pacific Gas & Electric Co.
                  3.600%, 03/01/09                                     158,996
      570,000    Pacific Gas & Electric Co.
                  6.050%, 03/01/34                                     537,897
      225,000    Pacificorp
                  6.750%, 07/15/04                                     225,287
      500,000    Pinnacle West Capital Corp.
                  2.040%, 11/01/05 *(b)                                500,528
      250,000    PPL Electric Utilities Corp.
                  4.300%, 06/01/13                                     230,886
      325,000    Progress Energy, Inc.
                  6.750%, 03/01/06                                     342,857
       75,000    PSEG Power LLC
                  6.950%, 06/01/12                                      81,679
      575,000    SBC Communications, Inc.
                  5.750%, 05/02/06                                     601,943
      750,000    SCANA Corp.
                  1.700%, 11/15/06 *(b)                                750,906
      250,000    Sempra Energy
                  6.925%, 07/01/04                                     250,000
      220,000    Sempra Energy
                  4.750%, 05/15/09                                     221,562
       65,000    Southern California Edison Co.
                  5.000%, 01/15/14                                      63,356
      560,000    Southern Co. Capital Funding, Inc.
                  5.300%, 02/01/07                                     590,598
      360,000    Sprint Capital Corp.
                  6.900%, 05/01/19                                     362,980
      490,000    Sprint Capital Corp.
                  6.875%, 11/15/28                                     472,368
      245,000    Telecom Italia Capital SA
                  4.000%, 11/15/08 (a)                                 240,912
      580,000    Telecom Italia Capital SA
                  5.250%, 11/15/13 (a)                                 562,372
      150,000    Telecom Italia Capital SA
                  6.375%, 11/15/33 (a)                                 145,272
      250,000    Telefonica Europe BV
                  7.750%, 09/15/10                                     286,296
      625,000    Telefonos de Mexico SA de CV
                  8.250%, 01/26/06                                     671,295
       90,000    Telefonos de Mexico SA de CV
                  4.500%, 11/19/08 (a)                                  87,817
      235,000    Telstra Corp. Ltd.
                  6.375%, 04/01/12                                     251,732
      675,000    TELUS Corp.
                  7.500%, 06/01/07                                     735,644
      190,000    Tenaska Virginia Partners LP
                  6.120%, 03/30/24 (a)                                 188,292

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
  PRINCIPAL
   Amount                                                           Value
--------------                                                   --------------

UTILITIES (CONTINUED)
    $ 265,000    TEPPCO Partners, LP
                  7.625%, 02/15/12                                   $ 296,550
      100,000    TEPPCO Partners, LP
                  6.125%, 02/01/13                                     101,861
      100,000    TXU Energy Co.
                  6.125%, 03/15/08                                     105,588
      200,000    Verizon Florida, Inc.
                  6.125%, 01/15/13                                     205,917
      250,000    Verizon Global Funding Corp.
                  6.750%, 12/01/05                                     263,578
      500,000    Verizon Wireless Capital LLC
                  1.330%, 05/23/05 (a)(b)                              499,657
      500,000    Verizon Wireless Capital LLC
                  5.375%, 12/15/06                                     521,567
      250,000    Virginia Electric and Power Co.
                  7.200%, 11/01/04                                     254,102
      225,000    Virginia Electric and Power Co.
                  4.500%, 12/15/10                                     220,158
      240,000    Wisconsin Electric Power
                  4.500%, 05/15/13                                     229,133
                                                                 --------------
                                                                    25,783,988
                                                                 --------------

TOTAL CORPORATE BONDS
(cost $95,979,700)                                                  96,552,795
                                                                 --------------


FOREIGN GOVERNMENT BOND: 0.8%

      215,000    Republic of Poland
                  6.250%, 07/03/12                                     227,900
      250,000    Republic of South Africa
                  6.500%, 06/02/14                                     253,125
      250,000    United Mexican States
                  8.375%, 01/14/11                                     283,125
      575,000    United Mexican States
                  7.500%, 01/14/12                                     621,000
      265,000    United Mexican States
                  8.000%, 09/24/22                                     275,865
      100,000    United Mexican States
                  8.300%, 08/15/31                                     105,000
                                                                 --------------

TOTAL FOREIGN GOVERNMENT BOND
(cost $1,721,448)                                                    1,766,015
                                                                 --------------


PROLOAN PIPELINE: 11.9%
When-Issued Commitments
(cost $28,448,957)                                                  27,667,995
                                                                 ---------------


SHORT-TERM INVESTMENTS: 1.4%

COMMERCIAL PAPER: 1.4%
    3,375,000    Safeway, Inc., 1.580%, 07/01/04                     3,375,000
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,375,000)                                                    3,375,000
                                                                 --------------

                             BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------

                                                                     Value
                                                                --------------


TOTAL INVESTMENTS IN SECURITIES                                  $ 286,154,304
(cost $285,896,242): 122.5%

Liabilities in excess of Receivables and Other Assets:  (22.5%)    (52,589,503)
                                                                 --------------

NET ASSETS: 100.0%                                               $ 233,564,801
                                                                 ==============


*    Security segregated at custodian for "when-issued" commitments and short sales.
**   Callable by the issuer
(a) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
(b)  Variable rate security. The rate listed is as of June 30, 2004.


















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (cost $285,896,242)                                           $ 286,154,304
  Receivables:
    Cash                                                              1,065,961
    Interest                                                          2,260,335
    Investment securities sold                                       26,590,737
    ProLoan extension fees                                                2,268
    ProLoan origination fees                                             15,948
  Other assets                                                           10,130
                                                                  -------------
    Total assets                                                    316,099,683
                                                                  -------------

LIABILITIES

  Payables:
    Investment securities purchased                                  26,298,681
    Investment securities purchased - when issued                    28,448,957
    Securities sold short, at fair value
      (proceeds $26,289,000) (Note 6)                                26,659,889
    Distribution to shareholders                                        831,753
    ProLoan commitment fees (Note 1)                                    133,842
    Due to manager  (Note 3)                                             33,273
    Due to distribution coordinator (Note 3)                             19,006
  Accrued expenses                                                      109,481
                                                                  -------------
    Total liabilities                                                82,534,882
                                                                  -------------

NET ASSETS                                                        $ 233,564,801
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
        ($233,564,801/16,124,577 shares outstanding,
        unlimited number of shares
         authorized without par value)                            $       14.49
                                                                  =============


COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 236,890,970

  Accumulated net investment income                                         164
  Accumulated net realized loss on investments                       (3,213,506)
  Net unrealized depreciation on investments                           (112,827)
                                                                  -------------
    Net assets                                                    $ 233,564,801
                                                                  =============










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                   $ 6,007,040


Expenses:
  Subadvisory fees                                                      207,340
  Management fees                                                       188,490
  Distribution fees                                                     125,660
  Fund accounting fees                                                   67,022
  Administration fees                                                    50,398
  Professional fees                                                      27,612
  Custody fees                                                           21,511
  Insurance expense                                                      15,211
  Transfer agent fees                                                    10,941
  Director fees                                                           7,403
  Miscellaneous                                                           6,699
  Registration expense                                                      506
                                                                    -----------
    Net expenses                                                        728,793
                                                                    -----------
      NET INVESTMENT INCOME                                           5,278,247
                                                                    -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                    1,402,162
  Net unrealized depreciation on investments                         (6,940,970)
                                                                    -----------
    Net realized and unrealized loss on investments                  (5,538,808)
                                                                    -----------

      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          ($  260,561)
                                                                    ===========









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                      Six Months Ended       Year Ended
                                                      June 30, 2004 #     December 31, 2003
                                                      -----------------   -------------------
INCREASE  (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                 $   5,278,247    $  10,918,421
  Net realized gain on investments                          1,402,162        1,916,173
  Net unrealized depreciation on investments               (6,940,970)      (5,631,543)
                                                        -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                (260,561)       7,203,051
                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                               (5,278,247)     (10,918,421)
                                                        -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (5,278,247)     (10,918,421)
                                                        -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                 2,866,819       13,944,167
  Net asset value of shares issued on
    reinvestment of distributions                           4,084,504       11,163,465
  Cost of shares redeemed                                 (27,226,119)      (2,957,706)
                                                        -------------    -------------
    NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                                  (20,274,796)      22,149,926
                                                        -------------    -------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS               (25,813,604)      18,434,556

NET ASSETS
  Beginning of period                                     259,378,405      240,943,849
                                                        -------------    -------------
  END OF PERIOD (including undistributed net
    investment income of $164 and $164, respectively)   $ 233,564,801    $ 259,378,405
                                                        =============    =============

CHANGE IN SHARES
  Shares sold                                                 192,510          932,561
  Shares issued on reinvestment of distributions              276,598          748,419
  Shares redeemed                                          (1,867,394)        (198,625)
                                                        -------------    -------------
  NET INCREASE (DECREASE)                                  (1,398,286)       1,482,355
                                                        =============    =============



# Unaudited.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS Semi-Annual Report.

For a share outstanding throughout each period.

                                          Six Months                      Year Ended December 31,
                                             Ended        --------------------------------------------------------
                                         June 30, 2004 #    2003         2002       2001       2000        1999
                                         --------------   ----------   -------------------------------------------

Net asset value, beginning of period       $    14.80    $    15.02  $    14.48  $    14.43  $    14.14  $    15.14
                                           ----------    ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.31          0.64        0.79        0.91        0.91        0.83
   Net realized and unrealized gain
     (loss) on investments                      (0.31)        (0.22)       0.54        0.05        0.29       (0.91)
                                           ----------    ----------  ----------  ----------  ----------  ----------
      Total from investment operations          (0.00)         0.42        1.33        0.96        1.20       (0.08)
                                           ----------    ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
    From net investment income                  (0.31)        (0.64)      (0.79)      (0.91)      (0.91)      (0.83)
    From realized gain                        --            --          --          --          --            (0.09)
                                           ----------    ----------  ----------  ----------  ----------  ----------
      Total distributions                       (0.31)        (0.64)      (0.79)      (0.91)      (0.91)      (0.92)
                                           ----------    ----------  ----------  ----------  ----------  ----------

Net asset value, end of period             $    14.49    $    14.80  $    15.02  $    14.48  $    14.43  $    14.14
                                           ==========    ==========  ==========  ==========  ==========  ==========

Total return                                    (0.02%)+       2.88%       9.47%       6.79%       9.00%      (0.58%)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)     $    233.6     $   259.4   $   240.9   $   229.9   $   218.2   $   147.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived/expenses recouped           0.58%++       0.58%       0.57%       0.57%       0.62%       0.65%
  After fees waived/expenses recouped            0.58%++       0.58%       0.58%       0.60%       0.60%       0.60%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
  Before fees waived/expenses recouped           4.20%++       4.32%       5.42%       6.29%       6.47%       5.65%
  After fees waived/expenses recouped            4.20%++       4.32%       5.41%       6.26%       6.49%       5.70%

Portfolio turnover rate                         62.61%+       55.23%      85.82%      81.93%      50.93%      91.01%

--------------------------------------------------


#    UNAUDITED.
+    NOT ANNUALIZED.
++   ANNUALIZED.









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

         The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if Principal Global Investors, LLC (the "Subadviser") determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund's performance. The average credit rating of the Fund's entire portfolio is at least AA-/Aa3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. The Fund's average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

         The Fund invests in different types of fixed income securities, including corporate bonds, zero coupon bonds and debentures, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities"), foreign government securities and money market instruments. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

         PROLOAN PROGRAM. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. The Fund's manager, Capital Mortgage Management, Inc. (the "Manager") coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, Peoria, Springfield, and Southern Illinois metropolitan areas.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

         (a)      Investment Valuation

                  Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations temporarily are unavailable from a pricing service are valued at a price supplied by the Subadviser based on the average of the prices obtained by the Subadviser from two independent broker-dealer firms (or the price provided by one firm, if only one is available), pursuant to procedures approved by the Board of Directors. Securities (including restricted securities) for which reliable market quotations are not readily available are valued at a price supplied by an independent pricing service or, if none is available, at a fair price determined by the Valuation Committee of the Board of Directors in consultation with the Fund's custodian and Subadviser.

                  PROLOAN MORTGAGE PIPELINE. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The Custodian uses the following formula for determining the fair market value of the Fund's ProLoan pipeline: The Custodian calculates the weighted average coupon rate of mortgage commitments in the Fund's pipeline, based on a pipeline summary provided by the Manager. The Custodian next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Custodian subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

                  WHEN-ISSUED AND FORWARD COMMITMENTS. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

                  securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

                  If deemed advisable as a matter of investment strategy, the Fund may sell Proloans it has committed to purchase before those securities are delivered to the Fund on the settlement date. Procedures to segregate assets to cover these sales will follow the Fund's "Asset Segregation Procedures".


         (b)      Federal Income and Excise Taxes

                  The Fund intends to continue to qualify each year as a "regulated investment company" under Sub chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

         (c)      Distributions to Shareholders

                  Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

         (d)      Other

                  Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------



NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

         (a)      Management Fee

                  The Fund has a Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million. The fee is accrued daily and payable monthly.

         (b)      Subadviser Fee

                  The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

         (c)      Administration Fee

                  The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

         (d)      Distribution Coordinator and Distribution Plan

                  Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2004. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

                  As of June 30, 2004, there was no cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund.

                  Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the "Service Provider") in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

                  sponsors and certain participants ("Plan Participants") in qualified pension or retirement plans ("Plans") in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by Plans whose Plan Participants receive services provided by the Service Provider at an annual rate of 0.10%.

         (e)      Officers and Directors

                  Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. Directors who are not "interested persons" of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

         The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the six months ended June 30, 2004, were as follows:

               Purchases                               $ 165,680,303
               Sales                                   $ 149,461,197

         The Fund purchased $20,343,159 and sold $31,473,571 in U.S. Government securities.


NOTE 5 - REVERSE REPURCHASE AGREEMENTS

         During the six months ended June 30, 2004, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

         Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

         The difference between the selling price and the repurchase price is accounted for as interest expense. At June 30, 2004, there were no outstanding reverse repurchase agreements for the Fund.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------




NOTE 6 - SHORT SALES

         The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of ProLoan mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

         The short sale holdings at June 30, 2004 were as follows:

          PRINCIPAL                                              NET UNREALIZED
            AMOUNT             SECURITY             VALUE         DEPRECIATION
         ------------ ------------------------- -------------- -----------------

         $27,600,000  FNMA TBA, 5.00%, 07/01/34   $26,659,889       $370,889


NOTE 7 - INCOME TAX INFORMATION

         As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                   Amounts
                                                                -------------
           COST OF INVESTMENTS FOR TAX PURPOSES                 $285,896,242
                                                                =============
           Gross tax unrealized appreciation                       4,025,376
           Gross tax unrealized depreciation                      (4,138,203)
                                                                -------------
           Net tax unrealized appreciation on investments           $112,827
                                                                =============


         The tax composition of dividends (other than return of capital dividends) were as follows:

                                              Six Months
                                                 Ended           Year Ended
                                             June 30, 2004    December 31, 2003
         --------------------------------- ---------------- --------------------
         Ordinary income (total)              $5,278,247     $10,918,421
         Ordinary income (per share)             $0.31          $0.64
         Net, long-term capital gains
                (total)                            $0              $0
         Net, long-term capital gains
                (per share)                       $0.00          $0.00

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------




         For federal income tax purposes, the Fund has a net capital loss carryforward of $4,613,573 at December 31, 2003.

                 EXPIRING
                 --------
                   2008                  $ 2,530,938
                   2010                  $ 2,082,635


         At December 31, 2003, the Fund had deferred capital loss of $41,187 occurring subsequent to October 31, 2003. For tax purposes, such loss will be reflected in the year ending December 31, 2004.

                        BUILDERS FIXED INCOME FUND, INC.
                             Proxy Voting Procedures
                                   (Unaudited)

--------------------------------------------------------------------------------

The Subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

                        BUILDERS FIXED INCOME FUND, INC.



DIRECTOR AND OFFICER INFORMATION (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                     INDEPENDENT DIRECTORS

------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
                                                                                           # OF
                                                                                          PORTFOLIOS
                                         TERM OF                                           IN FUND
                            POSITION(S)  OFFICE AND                                        COMPLEX         OTHER
                            HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE    THE COMPANY  TIME SERVED   PAST FIVE YEARS                     DIRECTOR        BY DIRECTOR
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
 Dan Mulligan (54)        Independent   Life          Member of United Brotherhood of          1         None
 1401 Hampton Avenue      Director      Term;         Carpenters and Joiners of
 St. Louis, MO 63139                    Since 2000    America (1975-present); Director
                                                      of Organizing for the
                                                      Southern Illinois District
                                                      Council (1987-present);
                                                      3rd Vice-President of the
                                                      12th Congressional
                                                      District AFL-CIO C.O.P.E.
                                                      (1995-present); Trustee of
                                                      the Southern Illinois
                                                      Health and Welfare Fund
                                                      (1998-present); President
                                                      of S.I.D.C. Local 1997
                                                      (1985-present).
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
James D. Slebiska (59)                  Life          Central District Vice-President,         1         Fifth District
4281 NE 38th Street        Independent  Term;         United Brotherhood of Carpenters                   General Executive
Des Moines, IA  50317      Director     Since 1999    and Joiners of America (Oct.                       Board, United
                                                      1969-present).
                                                                                                         Brotherhood
                                                                                                         of
                                                                                                         Carpenters
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
Joseph A. Montanaro (65)                Life          Executive Director, Directed             1         None
3221 McKelvey Road,        Independent  Term;         Account Plan (formerly TWA
Suite 105                  Director     Since 1997    Pilots DAP 401(k)), (July 1993 -
Bridgeton, MO 63044                                   present) and Chairman of
                                                      Investment Committee (Oct. 1991
                                                      - July 1993); Co-Trustee, TWA
                                                      Flight Engineers Trust Plan
                                                      (1976 - Oct. 1991).
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
Dennis F. Penkalski                    Life          Retired (August 2001-present);           1         None
(61)                      Independent  Term;         Former Executive Secretary,
W 275 S8840 Hidden        Director     Since 2001    Treasurer (1995-2001) Milwaukee
Lake Dr.                                             & Southern Wisconsin Regional
Mukwonago, WI 53149                                  Council of Carpenters
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
Bobby J. Yeggy (57)                    Life          Vice-President, Midwestern               1         Midwestern
6910 N. Main Street,      Independent  Term;         District United Brotherhood of                     District General
Unit 9                    Director     Since 2003    Carpenters 2001-present;                           Executive Board,
Granger, IN 46530                                    Director of Organizing                             United Brotherhood
                                                     Resources, United Brotherhood of                   of Carpenters
                                                     Carpenters 1996-2001; and
                                                     Secretary/Treasurer, Northeast
                                                     Indiana District Council of
                                                     Carpenters 1991-1996.
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------



                                      -36-


                        BUILDERS FIXED INCOME FUND, INC.



DIRECTOR AND OFFICER INFORMATION (UNAUDITED)-(CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

                                                   INTERESTED DIRECTORS & OFFICERS

------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
                                                                                           # OF
                                                                                          PORTFOLIOS
                                         TERM OF                                           IN FUND
                            POSITION(S)  OFFICE AND                                        COMPLEX         OTHER
                            HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE    THE COMPANY  TIME SERVED   PAST FIVE YEARS                     DIRECTOR        BY DIRECTOR
------------------------- ------------ ------------- ----------------------------------- -------------- ---------------------
 John W. Stewart* (45)    Chairman,     Life Term;     President, Capital Mortgage               1        None
 218 Henry Road            President,   Since 1997     Management, Inc. (July
 Manchester, MO 63011      Treasurer                   1997-Present);
                           and                         Controller/System
                           Secretary                   Administrator, Carpenters'
                                                       District Council of Greater
                                                       St. Louis (August
                                                       1988-July 1997)
--------------------------------------- -------------- ----------------------------- ------------- ---------------------
Terry Nelson* (63)        Director      Life Term;     Executive Secretary and                    1        United Way since
1401 Hampton Avenue                     Since 1997     Treasurer, Carpenters'                               1993
St. Louis, MO 63139                                    District Council of Greater
                                                       St. Louis (Aug.
                                                       1993-present);
                                                       Managing Trustee,
                                                       Carpenters' District
                                                       Council of Greater
                                                       St. Louis pension
                                                       fund, health and
                                                       welfare fund and
                                                       vacation fund (Aug.
                                                       1993-present);
                                                       Business
                                                       Representative,
                                                       Carpenters' District
                                                       Council of Greater
                                                       St. Louis (1981-Aug.
                                                       1993)
------------------------------ ------------- -------------- ----------------------------- ------------- ---------------------
* Mr. Stewart is an "interested person" of the Fund, as defined in the
Investment Company Act of 1940, due to his position as President of the Fund's
Manager. Mr. Nelson may be deemed to be an interested person of the Fund due to his position as a Trustee of a pension fund that owns more than 5% of the Fund's shares.


--------------------------------------------------------------------------------

                                     Manager
                        CAPITAL MORTGAGE MANAGEMENT, INC.
                                 218 Henry Road
                           Manchester, Missouri 63011

                                   Subadviser
                         PRINCIPAL GLOBAL INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                   Distributor
                        T.O. RICHARDSON SECURITIES, INC.
                               2 Bridgewater Road
                              Farmington, CT 06032

                                    Custodian
                                 UMB BANK, N.A.
                               928 Grand Boulevard
                           Kansas City, Missouri 64106

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                                  P.O. Box 6110
                           Indianapolis, IN 46206-6110
                                 (877) 923-5626

                                  Legal Counsel
                               THOMPSON COBURN LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101

                                     Auditor
                              DELOITTE & TOUCHE LLP
                           One City Centre, 22nd Floor
                               St. Louis, MO 63101

--------------------------------------------------------------------------------

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.




ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) BUILDERS FIXED INCOME FUND, INC.

         By (Signature and Title)   /S/ JOHN W. STEWART
                                  --------------------------------
                                       John W. Stewart, President

         Date    September 2, 2004
                --------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ JOHN W. STEWART
                                  ------------------------------------------
                                    John W. Stewart, President and Treasurer

         Date    September 2, 2004
             ---------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature